Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Current	Deferred	Total
Year ended March 31, 2015	191,933	61,179	253,112
Year ended March 31, 2016	28,667	299,078	327,745
Year ended March 31, 2017	509,083	383,250	892,333

US$	7,850	5,910	13,760

Summary of Income/(Loss) Before Income Taxes

Income/(loss) before income taxes is as follows:

	As of March 31,
	2015 (INR)	2016 (INR)	2017 (INR)	2017 (US$)
Domestic operations	(247)	(56,881)	(28,504)	(440)
Foreign operations	(835,231)	(1,270,214)	(270,732)	(4,174)

Total	(835,478)	(1,327,095)	(299,236)	(4,614)

Components of Net Deferred Income Tax Assets and Liabilities

The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:

	As of March 31,
	2016 (INR)	2017 (INR)	2017 (US$)
Deferred tax assets:
Allowance for doubtful accounts	415	415	6
Other deductible temporary difference	202,505	243,950	3,763
Net operating loss	379,920	12,845	198

Gross deferred tax assets	582,840	257,210	3,967
Valuation allowance	(8,569)	(12,845)	(198)

Total gross deferred tax assets	574,271	244,365	3,769

Deferred tax liabilities:
Depreciation and amortization	(988,897)	(1,261,828)	(19,458)
Gain on sale of non-controlling interest	(19,333)	(19,335)	(298)
Other comprehensive income	—	(10,028)	(154)
Other taxable temporary differences	(1,428)	—	—

Total gross deferred tax liabilities	(1,009,658)	(1,291,191)	(19,910)
Net deferred tax liability	(435,387)	(1,046,826)	(16,141)

Change in Valuation Allowance for Deferred Tax Assets

Change in the valuation allowance for deferred tax assets as of March 31, 2015, 2016 and 2017 is as follows:

	March 31,
	2015	2016	2017	2017
	(INR)	(INR)	(INR)	(US$)
Opening valuation allowance	61,129	37	8,569	132
Movement during the period	(61,092)	8,532	4,275	66
Closing valuation allowance	37	8,569	12,845	198

Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes

The effective income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes as follows:

	Year ended 2015		Year ended 2016		Year ended 2017
	Tax	%	Tax	%	Tax	%
Statutory income tax benefit	(283,979)	(33.99%)	(459,308)	(34.61%)	(103,494)	(34.60%)
Temporary differences reversing in the Tax Holiday Period	223,409	26.74%	428,034	32.25%	223,897	74.87%
Taxes on intercompany transaction reversing in the Tax Holiday Period	321,323	38.46%	256,143	19.30%	741,474	247.96%
Valuation allowance on net operating losses	(61,092)	(7.31%)	8,532	0.64%	4,275	1.42%
Other difference	53,451	6.40%	94,344	7.11%	26,180	8.55%

	253,112	30.30%	327,745	24.70%	892,333	298.20%